Note 15 - Intangible	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
15.	INTANGIBLES

		Distribution
	Brands	contracts	Software	Others	Total
Acquisition cost
At December 31, 2018	4,701.3	2,393.1	1,446.5	621.8	9,162.7
Effect of movements in foreign exchange in the balance sheet	(360.9)	(13.7)	(77.6)	(37.7)	(489.9)
Effect of application of IAS 29 (hyperinflation)	385.7	30.9	92.0	44.6	553.2
Additions	0.2	539.5	25.1	50.0	614.8
Disposals	(0.2)	-	(0.4)	-	(0.6)
Acquisitions through business combinations	-	-	-	2.6	2.6
Transfers to other asset categories	18.1	6.5	315.6	(18.0)	322.2
At December 31, 2019	4,744.2	2,956.3	1,801.2	663.3	10,165.0
Effect of movements in foreign exchange in the balance sheet	646.7	75.3	40.6	73.4	836.0
Effect of application of IAS 29 (hyperinflation)	348.2	28.5	85.3	203.8	665.8
Additions	9.1	168.7	20.2	72.8	270.8
Disposal	-	(0.6)	(0.5)	-	(1.1)
Acquisitions through business combination	27.6	-	-	-	27.6
Transfers to other assets categories	(122.5)	56.3	291.4	87.5	312.7
At December 31, 2020	5,653.3	3,284.5	2,238.2	1,100.8	12,276.8

Amortization and impairment losses (i)
At December 31, 2018	-	(2,011.8)	(940.9)	(369.4)	(3,322.1)
Effect of movements in foreign exchange in the balance sheet	-	27.8	51.5	40.0	119.3
Effect of application of IAS 29 (hyperinflation)	-	(28.2)	(59.5)	(42.5)	(130.2)
Amortization	-	(316.4)	(182.7)	(28.2)	(527.3)
Disposals	-	-	0.4	-	0.4
Transfers to other assets categories	-	-	0.1	1.2	1.3
At December 31, 2019	-	(2,328.6)	(1,131.1)	(398.9)	(3,858.6)
Effect of movements in foreign exchange in the balance sheet	-	6.8	(25.6)	(33.4)	(52.2)
Effect of application of IAS 29 (hyperinflation)	-	(28.4)	(57.7)	(191.0)	(277.1)
Amortization	-	(234.2)	(247.3)	(30.2)	(511.7)
Disposals	-	-	0.5	-	0.5
Transfers to other assets categories	-	-	2.9	-	2.9
At December 31, 2020	-	(2,584.4)	(1,458.3)	(653.5)	(4,696.2)

Carrying amount:
At December 31, 2019	4,744.2	627.7	670.1	264.4	6,306.4
At December 31, 2020	5,653.3	700.1	779.9	447.3	7,580.6

The Company is the owner of some of the world's leading brands in the beer industry. As a result, brands are expected to generate positive cash flow for as long as the Company owns the brands, and accordingly they have been assigned indefinite useful lives. The most representative brands that have been recorded as a result of the fair value determination of past acquisitions are
Quilmes
in Argentina,
Pilsen
in Paraguay and Bolivia and
Presidente
and
Presidente Light
in the Dominican Republic.

The carrying value of intangible assets with indefinite useful lives classified as brands were allocated to the following CGUs:

	2020	2019
Argentina	1,523.0	1,193.9
Bolivia	890.9	691.0
Brazil	3.3	11.6
Canada	218.5	266.3
Chile	94.4	69.9
Luxembourg	339.6	339.6
Paraguay	568.4	476.2
Dominican Republic	1,534.9	1,310.4
Panama	357.4	277.2
Uruguay	122.9	108.1
	5,653.3	4,744.2

Intangible assets with indefinite useful lives have been tested for impairment on a CGU level basis, which is consistent with the approach described in Note
14
-
Goodwill
.